INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Intangible assets
2019 IN MILLIONS OF USD	CONCESSION RIGHTS 1	OTHER	TOTAL	GOODWILL
AT COST
Balance at January 1 (as previously published)	516.1	46.0	562.1	315.0
IFRS 16 Implementation (note 2.5)	(6.9)	–	(6.9)
Balance at January 1 (adjusted)	509.2	46.0	555.2	315.0

Business combinations (note 6)	5.5	–	5.5	–
Additions	–	15.3	15.3	–
Disposals	–	(0.6)	(0.6)	–
Reclassification from property, plant & equipment	–	0.6	0.6	–
Currency translation adjustments	11.0	0.2	11.2	9.7
Balance at December 31	525.7	61.5	587.2	324.7

ACCUMULATED DEPRECIATION
Balance at January 1 (as previously published)	(223.7)	(36.8)	(260.5)	–
IFRS 16 Implementation (note 2.5)	3.2	–	3.2	–
Balance at January 1 (adjusted)	(220.5)	(36.8)	(257.3)	–

Additions (note 10)	(38.1)	(4.8)	(42.9)	–
Disposals	–	0.4	0.4	–
Currency translation adjustments	(3.3)	(0.2)	(3.5)	–
Balance at December 31	(261.9)	(41.4)	(303.3)	–

CARRYING AMOUNT
At December 31, 2019	263.8	20.1	283.9	324.7

1	All concession rights are acquisition related.

2018 IN MILLIONS OF USD	CONCESSION RIGHTS	OTHER	TOTAL	GOODWILL
AT COST
Balance at January 1	534.8	39.8	574.6	331.2

Additions	–	4.2	4.2	–
Disposals	(0.1)	(0.1)	(0.2)	–
Reclassification from property, plant & equipment	–	2.1	2.1	–
Currency translation adjustments	(18.6)	–	(18.6)	(16.2)
Balance at December 31	516.1	46.0	562.1	315.0

ACCUMULATED DEPRECIATION
Balance at January 1	(188.9)	(31.1)	(220.0)	–

Additions (note 10)	(39.3)	(5.8)	(45.1)	–
Currency translation adjustments	4.5	0.1	4.6	–
Balance at December 31	(223.7)	(36.8)	(260.5)	–

CARRYING AMOUNT
At December 31, 2018	292.4	9.2	301.6	315.0

Key assumptions used for determining the recoverable goodwill
POST TAX DISCOUNT RATES		PRE TAX DISCOUNT RATES		GROWTH RATES FOR NET SALES
2019	2018	2019	2018	2019	2018
7.59	7.58	9.27	9.39	4.1-8.8	2.9-3.6

Re-levered beta factor
	2019	2018
Beta factor	0.88	0.82